Goodwill And Other Acquisition Intangibles (Activity In The Goodwill Balances For Each Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Goodwill [Line Items]
Goodwill	$ 1,058.3	$ 1,091.8	$ 1,040.5
Accumulated impairment charges	(372.6)	(389.9)	(364.8)
Total, Net	685.7	701.9	675.7
Currency exchange: Goodwill	(17.8)	(33.5)
Currency exchange: Accumulated impairment charges	7.8	17.3
Currency exchange: Goodwill, net	(10.0)	(16.2)
Engineered Materials [Member]
Goodwill [Line Items]
Goodwill	234.2	236.1	234.0
Accumulated impairment charges	0	0	0
Total, Net	234.2	236.1	234.0
Currency exchange: Goodwill	(0.2)	(1.9)
Currency exchange: Accumulated impairment charges	0	0
Currency exchange: Goodwill, net	(0.2)	(1.9)
In-Process Separation [Member]
Goodwill [Line Items]
Goodwill	54.7	53.2	52.7
Accumulated impairment charges	0	0	0
Total, Net	54.7	53.2	52.7
Currency exchange: Goodwill	(2.0)	1.5
Currency exchange: Accumulated impairment charges	0	0
Currency exchange: Goodwill, net	(2.0)	1.5
Additive Technologies [Member]
Goodwill [Line Items]
Goodwill	27.8	27.8	27.8
Accumulated impairment charges	0	0	0
Total, Net	27.8	27.8	27.8
Currency exchange: Goodwill	0	0
Currency exchange: Accumulated impairment charges	0	0
Currency exchange: Goodwill, net	0	0
Coating Resins [Member]
Goodwill [Line Items]
Goodwill	741.6	774.7	726.0
Accumulated impairment charges	(372.6)	(389.9)	(364.8)
Total, Net	369.0	384.8	361.2
Currency exchange: Goodwill	(15.6)	(33.1)
Currency exchange: Accumulated impairment charges	7.8	17.3
Currency exchange: Goodwill, net	$ (7.8)	$ (15.8)